Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 52.75	$ 82.75	$ 47.19
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	1,438,624
Number of NES, Granted	1,029,304
Number of NES, Vested	(481,804)
Number of NES, Forfeited	(77,224)
Number of NES, Ending balance	1,908,900	1,438,624
Weighted-average grant date fair value, Beginning balance	$ 82.75
Number of NES, vested and expect to vest at May 31, 2019	1,908,900
Weighted-average grant date fair value, Granted	$ 52.75
Weighted-average grant date fair value, Vested	82.75
Weighted-average grant date fair value, Forfeited	75.05
Weighted-average grant date fair value, Ending balance	66.89	$ 82.75
Weighted-average grant date intrinsic value, Beginning balance	82.75
Weighted-average grant date intrinsic value, Granted	52.75
Weighted-average grant date intrinsic value, Vested	82.75
Weighted-average grant date intrinsic value, Forfeited	75.05
Weighted-average grant date intrinsic value, Ending balance	$ 66.89	$ 82.75